ASSET PURCHASE AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ASSET PURCHASE AGREEMENT

Note 7 - ASSET PURCHASE AGREEMENT

Bourns Production, Inc

On January 1, 2022, the Company entered into an asset purchase agreement (the “APA”) with Bourns Productions, Inc., a Nevada corporation (“Bourns Productions”) pursuant to which the Company acquired machinery, equipment and a lease for a podcast studio from Bourns Productions as set forth in the APA for a purchase price of $197 which approximated fair market value.

Thomason Jones Company, LLC

In April 2022, the Company entered into an Asset Purchase Agreement (the “April 2022 Asset Purchase Agreement”) with William Thomason, Richard Jones, and Thomason Jones Company, LLC (“Thomason Jones”) whereby the Company acquired inventory and intellectual property assets for up to $700 cash plus contingent payments of $1,000 each to William Thomason and Richard Jones (the “Earn Out”). The Company determined the contingent consideration to be recognized as contingent compensation to Mr. Thomason and Mr. Jones. The Company concluded the purchase price to be $444 and was allocated in its entirety to inventory.

Contingent Compensation

If, within twenty-four months of the Agreement the Company realizes $3,000 in gross sales of product either (a) sold under the Wakespeed brand and/or (b) which incorporates any portion of Purchased IP as listed within the agreement, then the Company will pay to Thomason and Jones each the amount of $1,000 as soon as reasonably practicable. This payment may be made in cash or common stock, in the sole discretion of the Company. As a result, the Company determined that a liability should be recorded ratably over the 24-month period. The Company recognized immediate compensation expense within sales and marketing of $417 on October 1, 2022 for amounts that should have been accrued for during the period April 2022 through September 2022. In October 2022, the Company determined the sales goals will most likely be achieved within 18 months. As a result, the Company changed its estimate prospectively and accelerated the accrual as if the sales goals would be achieved within an 18-month period from the date of acquisition. As a result, the Company recorded an accrual related to the Earn Out in the amount of $1,909 and $782 as of June 30, 2023 and December 31, 2022, respectively.

Dragonfly Energy Holdings Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 – ASSET PURCHASE AGREEMENT

Bourns Productions, Inc.

On January 1, 2022, the Company entered into an asset purchase agreement (the “APA”) with Bourns Productions, Inc., a Nevada corporation (“Bourns Productions”), pursuant to which the Company acquired machinery, equipment and a lease for a podcast studio from Bourns Production Productions as set forth in the APA for a purchase price of $197 which approximated fair market value.

Thomason Jones Company, LLC

In April 2022, the Company entered into an Asset Purchase Agreement with William Thomason, Richard Jones, and Thomason Jones Company, LLC (“Thomason Jones”), whereby the Company acquired inventory and intellectual property assets for $444 cash plus contingent payments of $1,000 each to William Thomason and Richard Jones (the “Earn Out”). The Company determined the contingent consideration to be recognized as contingent compensation to Mr. Thomason and Mr. Jones. The entire purchase price of $444 was allocated to inventory.

Contingent Compensation

If, within twenty-four months of the Agreement the Company realizes $3,000 in gross sales of product either (a) sold under the Wakespeed brand and/or (b) which incorporates any portion of Purchased IP as listed within the agreement, then the Company will pay to Thomason Jones each the amount of $1,000 as soon as reasonably practicable. This payment may be made in cash or common stock, in the sole discretion of the Company. As a result, the Company determined that a liability should be recorded ratably over the 24 month period. The Company recognized expenses in the fourth quarter related to the contingent payment as no accrual was recorded from the date of the agreement through September 30, 2022. The Company recognized immediate compensation expense within sales and marketing of $417 on October 1, 2022 for amounts that should have been accrued for during the period April 2022 through September 2022. In October 2022, the Company determined the sales goals will most likely be achieved within 18 months. As a result, the Company changed its estimate prospectively and accelerated the accrual as if the sales goals would be achieved within an 18 month period from the date of acquisition. As a result, the Company recorded a cumulative accrual in the amount of $782 as of December 31, 2022.